Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Major components of tax expense (income) [abstract]
Deferred tax liabilities	$ (11,228)	$ (8,099)
Deferred tax assets	4,875	5,715
Total	$ (6,353)	$ (2,384)